LEASES (Details)	Sep. 30, 2025 USD ($)
LEASES
Within one year	$ 168,002
One to three years	182,002
Total future minimum lease payments	350,004
Less: imputed interest	(18,268)
Present value of operating lease liabilities	$ 331,736